UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-6609
Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2012

Date of reporting period:  July 31, 2012

Item 1. Schedule of Investments.

ActivePassive Large Cap Growth Fund
SCHEDULE OF INVESTMENTS
July 31, 2012 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 46.59%
Finance & Insurance - 4.58%
ACE Ltd. (b)	7,720	$567,420
The Charles Schwab Corp.	20,786	262,527
Verisk Analytics, Inc. (a)	3,160	158,790
Visa Inc.	3,755	484,658
		1,473,395

Information - 6.06%
American Tower Corp.	12,220	883,628
Baidu, Inc. - ADR (a)(b)	2,570	309,737
Equinix, Inc. (a)	940	167,489
Google Inc. (a)	931	589,295
		1,950,149
Manufacturing - 17.32%
Allergan, Inc.	6,280	515,400
Apple Inc. (a)	2,325	1,420,017
ARM Holdings PLC - ADR (b)	16,160	419,837
Intuitive Surgical, Inc. (a)	593	285,530
Life Technologies Corp. (a)	9,470	415,544
Mead Johnson Nutrition Co.	5,830	425,357
National Oilwell Varco Inc.	3,710	268,233
Praxair, Inc.	4,650	482,484
Precision Castparts Corp.	3,005	467,458
QUALCOMM, Inc.	14,722	878,609
		5,578,469
Mining - 5.93%
Occidental Petroleum Corp.	6,780	590,063
Oceaneering International, Inc.	8,520	440,399
Schlumberger Limited (b)	7,620	543,001
Silver Wheaton Corp. (b)	12,260	337,640
		1,911,103
Professional, Scientific, & Technical Services - 6.97%
Cerner Corp. (a)	7,160	529,267
Cognizant Technology Solutions Corp. (a)	6,320	358,786
Priceline.com, Inc. (a)	725	479,762
Salesforce.com, Inc. (a)	3,800	472,568
VMware, Inc. (a)	4,470	405,697
		2,246,080
Retail Trade - 4.09%
Amazon.com, Inc. (a)	2,124	495,529
Costco Wholesale Corp.	3,910	376,064
Fastenal Co.	10,320	444,998
		1,316,591
Transportation & Warehousing - 1.64%
C.H. Robinson Worldwide, Inc.	5,805	306,794
Expeditors International of Washington, Inc.	6,222	221,317
		528,111

TOTAL COMMON STOCKS (Cost $12,628,226)		$15,003,898

EXCHANGE-TRADED FUNDS - 53.61%
Vanguard Growth ETF	250,627	17,265,694
TOTAL EXCHANGE-TRADED FUNDS (Cost $12,805,078)		17,265,694

SHORT-TERM INVESTMENTS - 2.00%
Fidelity Institutional Money Market Portfolio - Institutional Class, 0.18% (c)	643,403	643,403
TOTAL SHORT-TERM INVESTMENTS (Cost $643,403)		643,403
Total Investments (Cost $26,076,707) - 102.20%		32,912,995
Liabilities in Excess of Other Assets - (2.20%)		(709,436)
TOTAL NET ASSETS - 100.00%		$32,203,559

FOOTNOTES

Percentages are stated as a percent of net assets.

ADR American Depository Receipt
(a) Non Income Producing
(b) Foreign Issued Security
(c) Rate shown is the 7-day yield as of July 31, 2012.

The cost basis of investments for federal income tax purposes at July 31, 2012 was as follows*:

Cost of investments	$26,243,277
Gross unrealized appreciation	7,580,389
Gross unrealized depreciation	(910,671)
Net unrealized appreciation	$6,669,718

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

Summary of Fair Value Measurements at July 31, 2012 (Unaudited)

The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –
Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities - Equity securities, including common stocks, preferred stocks, foreign issued common stocks, exchange-traded funds, closed end mutual funds and real estate investment trusts or “REITs”, which are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices.  Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.  Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price.  Investments in open-end mutual funds are valued at their net asset value per share.  To the extent, these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Debt Securities – Debt securities, such as corporate bonds, asset backed securities, mortgage backed securities, municipal bonds, U.S. Treasuries and U.S. government agency issues are valued at market on the basis of valuations furnished by an independent pricing service which utilizes both dealer-supplied valuations and formula-based techniques.  The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer.  In addition, the model may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data.  Certain securities are valued principally using dealer quotations.  These securities will generally be classified in level 2 of the fair value hierarchy.

Open-End Mutual Funds - Investments in open-end mutual funds are generally priced at the ending net asset value (NAV) provided by the service agent of the Funds and will be classified as level 1 securities.

Short-Term Securities - Short-term securities having a maturity of less than 60 days are valued at amortized cost, which approximates market value.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

Securities for which market quotations are not readily available or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events. Depending on the relative significance of the valuation inputs, these securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

	Level 1	Level 2	Level 3	Total
Common Stocks
Finance & Insurance	$1,175,167	$-	$-	$1,175,167
Health Care & Social Assistance	209,567	-	-	209,567
Information	982,668	-	-	982,668
Management of Companies & Enterprised	117,750	-	-	117,750
Manufacturing	3,048,921	-	-	3,048,921
Mining	699,497	-	-	699,497
Professional, Scientific & Technical Services	84,163	-	-	84,163
Retail Trade	774,518	-	-	774,518
Utilities	381,893	-	-	381,893
Wholesale Trade	431,460	-	-	431,460
Total Common Stocks	7,905,604	-	-	7,905,604
Closed-End Funds	45,894	-	-	45,894
Exchange-Traded Funds	17,385,256	-	-	17,385,256
Short-Term Investments	1,181,357	-	-	1,181,357
Total Investments	$26,518,111	$-	$-	$26,518,111

Transfers between levels are recognized at the end of the reporting period. There were no transfers of securities between levels during the reporting period. During the nine months ended July 31, 2012, the Fund recognized no transfers to/from level 1 or level 2. There were no level 3 securities held in the Fund during the nine months ended July 31, 2012.

ActivePassive Large Cap Value Fund
SCHEDULE OF INVESTMENTS
July 31, 2012 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 29.64%
Finance & Insurance - 4.41%
The Allstate Corp.	3,750	$128,625
American Express Co.	3,559	205,390
The Bank of New York Mellon Corp.	8,970	190,882
Humana Inc.	1,116	68,746
JPMorgan Chase & Co.	7,237	260,532
Wells Fargo & Co.	9,494	320,992
		1,175,167
Health Care & Social Assistance - 0.79%
Laboratory Corp. of America Holdings (a)	1,477	124,201
Quest Diagnostics, Inc.	1,461	85,366
		209,567
Information - 3.68%
AT&T, Inc.	8,316	315,343
CBS Corp.	4,193	140,298
Microsoft Corp.	7,720	227,508
Oracle Corp.	4,538	137,048
Time Warner Cable, Inc.	1,913	162,471
		982,668
Management of Companies & Enterprises - 0.44%
The Goldman Sachs Group, Inc.	1,167	117,750

Manufacturing - 11.43%
Baxter International, Inc.	3,776	220,934
Beam, Inc.	2,155	135,506
BorgWarner, Inc. (a)	1,558	104,542
Chevron Corp.	3,024	331,370
ConocoPhillips	3,441	187,328
Dover Corp.	3,559	193,859
EMC Corp. (a)	6,188	162,187
Emerson Electric Co.	2,920	139,488
General Electric Co.	17,725	367,794
Honeywell International, Inc.	2,964	172,060
Intel Corp.	9,431	242,377
Philip Morris International, Inc.	1,797	164,318
Phillips 66 (a)	1,444	54,294
SanDisk Corp. (a)	3,018	124,130
United Technologies Corp.	2,283	169,947
Watson Pharmaceuticals, Inc. (a)	3,582	278,787
		3,048,921
Mining, Quarrying, Oil & Gas Extraction - 2.62%
Apache Corp.	2,132	183,608
Freeport-McMoRan Copper & Gold, Inc.	7,839	263,939
Halliburton Co.	4,738	156,970
Hess Corp.	2,014	94,980
		699,497
Professional, Scientific & Technical Services - 0.32%
Covance, Inc. (a)	1,793	84,163

Retail Trade - 2.90%
eBay Inc. (a)	4,426	196,072
Express Scripts Holding Co. (a)	2,981	172,719
Kohl's Corp. (a)	2,325	115,599
Wal-Mart Stores, Inc.	3,898	290,128
		774,518
Utilities - 1.43%
NextEra Energy, Inc.	2,865	203,128
Public Service Enterprise Group, Inc.	5,378	178,765
		381,893
Wholesale Trade - 1.62%
AmerisourceBergen Corp.	6,173	245,068
The Procter & Gamble Co.	2,888	186,392
		431,460
TOTAL COMMON STOCKS (Cost $6,278,450)		7,905,604

CLOSED-END FUNDS - 0.17%
John Hancock Bank and Thrift Opportunity Fund	2,795	45,894
TOTAL CLOSED-END FUNDS (Cost $38,074)		45,894

EXCHANGE-TRADED FUNDS - 65.18%
Vanguard Value ETF	307,160	17,385,256
TOTAL EXCHANGE-TRADED FUNDS (Cost $14,951,497)		17,385,256

SHORT-TERM INVESTMENTS - 4.43%
Fidelity Institutional Money Market Portfolio - Institutional Class, 0.18% (b)	1,181,357	1,181,357
TOTAL SHORT-TERM INVESTMENTS (Cost $1,181,357)		1,181,357
Total Investments (Cost $22,449,378) - 99.42%		26,518,111
Other Assets in Excess of Liabiliies - 0.58%		154,628
TOTAL NET ASSETS - 100.00%		$26,672,739

FOOTNOTES

Percentages are stated as a percent of net assets.

(a) Non Income Producing
(b) Rate shown is the 7-day yield as of July 31, 2012.

The cost basis of investments for federal income tax purposes at July 31, 2012 was as follows*:

Cost of investments	$22,620,045
Gross unrealized appreciation	4,278,594
Gross unrealized depreciation	(380,528)
Net unrealized depreciation	$3,898,066

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

Summary of Fair Value Measurements at July 31, 2012 (Unaudited)

The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –
Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities - Equity securities, including common stocks, preferred stocks, foreign issued common stocks, exchange-traded funds, closed end mutual funds and real estate investment trusts or “REITs”, which are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices.  Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.  Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price.  Investments in open-end mutual funds are valued at their net asset value per share.  To the extent, these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Debt Securities – Debt securities, such as corporate bonds, asset backed securities, mortgage backed securities, municipal bonds, U.S. Treasuries and U.S. government agency issues are valued at market on the basis of valuations furnished by an independent pricing service which utilizes both dealer-supplied valuations and formula-based techniques.  The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer.  In addition, the model may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data.  Certain securities are valued principally using dealer quotations.  These securities will generally be classified in level 2 of the fair value hierarchy.

Open-End Mutual Funds - Investments in open-end mutual funds are generally priced at the ending net asset value (NAV) provided by the service agent of the Funds and will be classified as level 1 securities.

Short-Term Securities - Short-term securities having a maturity of less than 60 days are valued at amortized cost, which approximates market value.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

Securities for which market quotations are not readily available or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events. Depending on the relative significance of the valuation inputs, these securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of July 31, 2012 (Unaudited):

	Level 1	Level 2	Level 3	Total
Common Stocks
Finance & Insurance	$1,473,395	$-	$-	$1,473,395
Information	1,950,149	-	-	1,950,149
Manufacturing	5,578,469	-	-	5,578,469
Mining	1,911,103	-	-	1,911,103
Professional, Scientific & Technical Services	2,246,080	-	-	2,246,080
Retail Trade	1,316,591	-	-	1,316,591
Transportation & Warehousing	528,111	-	-	528,111
Total Common Stocks	15,003,898	-	-	15,003,898
Exchange-Traded Funds	17,265,694	-	-	17,265,694
Short-Term Investments	643,403	-	-	643,403
Total Investments	$32,912,995	$-	$-	$32,912,995

Transfers between levels are recognized at the end of the reporting period. There were no transfers of securities between levels during the reporting period. During the nine months ended July 31, 2012, the Fund recognized no transfers to/from level 1 or level 2. There were no level 3 securities held in the Fund during the nine months ended July 31, 2012.

ActivePassive Small/Mid Cap Fund
SCHEDULE OF INVESTMENTS
July 31, 2012 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 52.28%
Accommodation & Food Services - 1.02%
BJ's Restaurants, Inc. (a)	3,622	$143,359
Orient-Express Hotels Ltd. (a)(b)	10,269	93,653
		237,012
Administrative Support, Waste Management & Remediation Services - 1.48%
The Geo Group, Inc. (a)	7,679	177,538
Waste Connections, Inc.	5,395	166,004
		343,542
Arts, Entertainment & Recreation - 1.31%
Bally Technologies Inc. (a)	4,897	214,048
Pinnacle Entertainment, Inc. (a)	8,219	89,176
		303,224
Finance & Insurance - 3.25%
Cash America International, Inc.	2,994	114,730
Centene Corp. (a)	4,599	174,946
Duff & Phelps Corp.	6,113	90,106
EZCORP, Inc. (a)	2,240	50,400
KKR Financial Holdings LLC	7,590	69,221
UMB Financial Corp.	1,877	90,209
Validus Holdings, Ltd. (b)	4,971	161,707
		751,319
Health Care & Social Assistance - 0.85%
Air Methods Corp. (a)	1,811	197,453

Information - 3.83%
Catamaran Corp. (a)(b)	1,750	147,892
Compuware Corp. (a)	16,950	156,109
Fortinet Inc. (a)	8,465	203,245
Opnet Technologies, Inc.	5,198	137,435
QLIK Technologies Inc. (a)	6,122	122,440
TIBCO Software, Inc. (a)	4,295	120,647
		887,768
Management of Companies & Enterprises - 0.53%
Citizens Republic Bancorp, Inc. (a)	6,844	123,192

Manufacturing - 25.90%
ArthroCare Corp. (a)	5,933	175,498
BioMarin Pharmaceutical, Inc. (a)	1,908	74,965
Bruker Corp. (a)	5,998	70,896
Cavium, Inc. (a)	4,990	134,830
Cepheid, Inc. (a)	4,357	139,598
Coherent, Inc. (a)	3,929	191,853
Colfax Corp. (a)	2,895	83,781
The Cooper Companies, Inc.	1,850	139,231
Cymer, Inc. (a)	2,140	122,429
Dril-quip, Inc. (a)	1,750	128,293
DTS, Inc. (a)	4,549	84,748
EZchip Semiconductor Ltd. (a)(b)	3,026	110,963
Gardner Denver Inc.	1,305	74,359
Georgia Gulf Corp.	2,819	92,407
Halozyme Therapeutics, Inc. (a)	9,312	83,994
Hexcel Corp. (a)	5,233	121,877
Huntsman Corp.	10,089	127,626
Intrepid Potash, Inc. (a)	3,651	85,214
Invensense, Inc. (a)	4,265	55,018
IPG Photonics Corp. (a)	2,961	153,469
Lennox International, Inc.	1,830	79,916
Lufkin Industries, Inc.	4,057	186,825
Meritor, Inc. (a)	12,193	57,063
Northwest Pipe Co. (a)	3,939	95,915
Onyx Pharmaceuticals, Inc. (a)	2,137	160,211
OYO Geospace Corp. (a)	2,275	215,624
Quaker Chemical Corp.	3,325	147,198
Regal-Beloit Corp.	2,502	161,054
RTI International Metals, Inc. (a)	7,072	158,766
Salix Pharmaceuticals, Ltd. (a)	3,792	169,957
Seattle Genetics, Inc. (a)	3,200	83,712
Shuffle Master, Inc. (a)	16,345	238,800
Sirona Dental Systems, Inc. (a)	3,765	162,761
Steven Madden, Ltd. (a)	4,411	178,337
Teradyne, Inc. (a)	8,079	118,842
Terex Corp New (a)	6,667	130,007
Texas Industries, Inc.	3,102	129,571
Theravance, Inc. (a)	4,227	123,133
Thoratec Corp. (a)	3,470	119,056
Titanium Metals Corp.	10,018	116,810
Triumph Group. Inc.	2,904	181,587
Twin Disc, Inc.	2,087	40,863
United Therapeutics Corp. (a)	3,330	182,417
Universal Display Corp. (a)	3,798	120,624
Universal Electronics, Inc. (a)	6,162	77,580
Veeco Instrument, Inc. (a)	3,292	117,557
WABCO Holdings, Inc. (a)	2,390	131,259
Woodward, Inc.	1,756	58,949
		5,995,443

	Shares	Fair Value
Mining - 1.41%
Gulfport Energy Corp. (a)	3,417	$70,390
Oasis Petroleum Inc. (a)	7,359	192,659
Ocean Rig UDW, Inc. (a)(b)	4,252	63,737
		326,786
Professional, Scientific & Technical Services - 4.19%
McDermott International, Inc. (a)(b)	6,161	72,084
MedAssets, Inc. (a)	9,545	125,899
Monster Worldwide, Inc. (a)	27,877	202,108
NICE Systems Ltd. - ADR (a)(b)	5,945	214,020
PAREXEL International Corp. (a)	4,944	136,059
Riverbed Technology, Inc. (a)	6,976	123,057
Sapient Corp.	9,731	96,921
		$970,148
Real Estate, Rental & Leasing - 0.50%
Two Harbors Investment Corp.	10,153	116,455

Retail Trade - 6.34%
Chico's FAS, Inc.	6,988	107,056
Francescas Holdings Corp. (a)	3,210	100,826
The Fresh Market, Inc. (a)	3,431	202,052
Genesco Inc. (a)	6,916	457,978
Natural Grocers By Vitamin Cottage, Inc. (a)	4,950	100,386
Sally Beauty Holdings, Inc. (a)	4,120	108,850
Sotheby's	3,006	88,226
Vitamin Shoppe, Inc. (a)	5,505	302,335
		1,467,709
Transportation & Warehousing - 1.67%
Atlas Air Worldwide Holdings, Inc. (a)	1,919	87,046
JetBlue Airways Corp. (a)	22,002	121,231
Landstar System, Inc.	2,277	112,507
Quality Distribution Inc. (a)	6,430	64,943
		385,727

TOTAL COMMON STOCKS (Cost $10,299,863)		12,105,778

EXCHANGE-TRADED FUNDS - 47.10%
iShares Russell 2000 Growth Index Fund	48,344	4,340,324
iShares Russell 2000 Value Index Fund	54,380	3,779,954
iShares Russell Midcap Growth Index Fund	28,196	1,667,511
iShares Russell Midcap Value Index Fund	23,982	1,116,362
TOTAL EXCHANGE-TRADED FUNDS (Cost $7,542,628)		10,904,151

TRUSTS - 0.23%
Redwood Trust, Inc.	4,098	52,823
TOTAL TRUSTS (Cost $54,302)		52,823

SHORT-TERM INVESTMENTS - 0.15%
Fidelity Institutional Money Market Portfolio - Institutional Class, 0.18% (c)	34,242	34,242
TOTAL SHORT-TERM INVESTMENTS (Cost $34,242)		34,242
Total Investments (Cost $17,931,035) - 99.76%		23,096,994
Other Assets in Excess of Liabiliies - 0.24%		55,043
TOTAL NET ASSETS - 100.00%		$23,152,037

FOOTNOTES

Percentages are stated as a percent of net assets.

ADR American Depository Receipt
(a) Non Income Producing
(b) Foreign Issued Security
(c) Rate shown is the 7-day yield as of July 31, 2012.

The cost basis of investments for federal income tax purposes at July 31, 2012 was as follows*:

Cost of investments	$17,996,733
Gross unrealized appreciation	6,016,838
Gross unrealized depreciation	(916,577)
Net unrealized depreciation	$5,100,261

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

Summary of Fair Value Measurements at July 31, 2012 (Unaudited)

The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –
Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities - Equity securities, including common stocks, preferred stocks, foreign issued common stocks, exchange-traded funds, closed end mutual funds and real estate investment trusts or “REITs”, which are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price. Investments in open-end mutual funds are valued at their net asset value per share. To the extent, these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Debt Securities – Debt securities, such as corporate bonds, asset backed securities, mortgage backed securities, municipal bonds, U.S. Treasuries and U.S. government agency issues are valued at market on the basis of valuations furnished by an independent pricing service which utilizes both dealer-supplied valuations and formula-based techniques. The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer. In addition, the model may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. These securities will generally be classified in level 2 of the fair value hierarchy.

Open-End Mutual Funds - Investments in open-end mutual funds are generally priced at the ending net asset value (NAV) provided by the service agent of the Funds and will be classified as level 1 securities.

Short-Term Securities - Short-term securities having a maturity of less than 60 days are valued at amortized cost, which approximates market value. To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

Securities for which market quotations are not readily available or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees. These procedures consider many factors, including the type of security, size of holding, trading volume and news events. Depending on the relative significance of the valuation inputs, these securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of July 31, 2012 (Unaudited):

	Level 1	Level 2	Level 3	Total
Common Stocks
Accommodation & Food Services	$237,012	$-	$-	$237,012
Administrative Support, Waste Management & Remediation Services	343,542	-	-	343,542
Arts, Entertainment & Recreation	303,224	-	-	303,224
Finance & Insurance	751,319	-	-	751,319
Health Care & Social Assistance	197,453	-	-	197,453
Information	887,768	-	-	887,768
Management of Companies & Enterprises	123,192	-	-	123,192
Manufacturing	5,995,443	-	-	5,995,443
Mining	326,786	-	-	326,786
Professional, Scientific & Technical Services	970,148	-	-	970,148
Real Estate, Rental & Leasing	116,455	-	-	116,455
Retail Trade	1,467,709	-	-	1,467,709
Transportation & Warehousing	385,727	-	-	385,727
Total Common Stocks	12,105,778	-	-	12,105,778
Exchange-Traded Funds	10,904,151	-	-	10,904,151
Trusts	52,823	-	-	52,823
Short-Term Investments	34,242	-	-	34,242
Total Investments	$23,096,994	$-	$-	$23,096,994

Transfers between levels are recognized at the end of the reporting period. There were no transfers of securities between levels during the reporting period. During the nine months ended July 31, 2012, the Fund recognized no transfers to/from level 1 or level 2. There were no level 3 securities held in the Fund during the nine months ended July 31, 2012.

ActivePassive International Equity Fund
SCHEDULE OF INVESTMENTS
July 31, 2012 (Unaudited)

	Shares	Fair Value
OPEN-END FUNDS - 101.77%
American EuroPacific Growth Fund	265,392	$10,007,944
Fidelity Spartan International Index Fund	387,571	12,006,937
TOTAL OPEN-END FUNDS (Cost $21,022,167)		22,014,881

SHORT-TERM INVESTMENTS - 0.00%
Fidelity Institutional Money Market Portfolio - Institutional Class, 0.18% (a)	683	683
TOTAL SHORT-TERM INVESTMENTS (Cost $683)		683
Total Investments (Cost $21,022,850) - 101.77%		22,015,564
Liabilities in Excess of Other Assets - (1.77%)		(382,306)
TOTAL NET ASSETS - 100.00%		$21,633,258

FOOTNOTES

Percentages are stated as a percent of net assets.

(a) Rate shown is the 7-day yield as of July 31, 2012.

The cost basis of investments for federal income tax purposes at July 31, 2012 was as follows*:

Cost of investments	$21,173,870
Gross unrealized appreciation	1,564,738
Gross unrealized depreciation	(723,044)
Net unrealized depreciation	$841,694

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

Summary of Fair Value Measurements at July 31, 2012 (Unaudited)

The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –
Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities - Equity securities, including common stocks, preferred stocks, foreign issued common stocks, exchange-traded funds, closed end mutual funds and real estate investment trusts or “REITs”, which are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices.  Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.  Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price.  Investments in open-end mutual funds are valued at their net asset value per share.  To the extent, these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Debt Securities – Debt securities, such as corporate bonds, asset backed securities, mortgage backed securities, municipal bonds, U.S. Treasuries and U.S. government agency issues are valued at market on the basis of valuations furnished by an independent pricing service which utilizes both dealer-supplied valuations and formula-based techniques.  The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer.  In addition, the model may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data.  Certain securities are valued principally using dealer quotations.  These securities will generally be classified in level 2 of the fair value hierarchy.

Open-End Mutual Funds - Investments in open-end mutual funds are generally priced at the ending net asset value (NAV) provided by the service agent of the Funds and will be classified as level 1 securities.

Short-Term Securities - Short-term securities having a maturity of less than 60 days are valued at amortized cost, which approximates market value.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

Securities for which market quotations are not readily available or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events. Depending on the relative significance of the valuation inputs, these securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of July 31, 2012 (Unaudited):

	Level 1	Level 2	Level 3	Total
Open-End Funds	$22,014,881	$-	$-	$22,014,881
Short-Term Investments	683	-	-	683
Total Investments	$22,015,564	$-	$-	$22,015,564

Transfers between levels are recognized at the end of the reporting period. There were no transfers of securities between levels during the reporting period. During the nine months ended July 31, 2012, the Fund recognized no transfers to/from level 1 or level 2. There were no level 3 securities held in the Fund during the nine months ended July 31, 2012.

ActivePassive Global Bond Fund
SCHEDULE OF INVESTMENTS
July 31, 2012 (Unaudited)

	Shares	Fair Value
EXCHANGE-TRADED FUNDS - 54.92%
SPDR Barclays Capital International Treasury Bond ETF	80,437	$4,813,350
Vanguard Total Bond Market ETF	54,658	4,658,501
TOTAL EXCHANGE TRADED FUNDS (Cost $8,988,882)		9,471,851

OPEN-END FUNDS - 44.20%
Loomis Sayles Global Bond Fund	336,125	5,704,043
Oppenheimer International Bond Fund	297,934	1,918,698
TOTAL MUTUAL FUNDS (Cost $7,205,675)		7,622,741

SHORT-TERM INVESTMENTS - 0.96%
Fidelity Institutional Money Market Portfolio - Institutional Class, 0.18% (a)	165,218	165,218
TOTAL SHORT-TERM INVESTMENTS (Cost $165,218)		165,218
Total Investments (Cost $16,359,775) - 100.08%		17,259,810
Liabilities in Excess of Other Assets - (0.08%)		(13,156)
TOTAL NET ASSETS - 100.00%		$17,246,654

FOOTNOTES

Percentages are stated as a percent of net assets.

(a) Rate shown is the 7-day yield as of July 31, 2012.

The cost basis of investments for federal income tax purposes at July 31, 2012 was as follows*:

Cost of investments	$16,400,348
Gross unrealized appreciation	968,490
Gross unrealized depreciation	(109,028)
Net unrealized depreciation	$859,462

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

Summary of Fair Value Measurements at July 31, 2012 (Unaudited)

The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –
Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities - Equity securities, including common stocks, preferred stocks, foreign issued common stocks, exchange-traded funds, closed end mutual funds and real estate investment trusts or “REITs”, which are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices.  Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.  Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price.  Investments in open-end mutual funds are valued at their net asset value per share.  To the extent, these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Debt Securities – Debt securities, such as corporate bonds, asset backed securities, mortgage backed securities, municipal bonds, U.S. Treasuries and U.S. government agency issues are valued at market on the basis of valuations furnished by an independent pricing service which utilizes both dealer-supplied valuations and formula-based techniques.  The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer.  In addition, the model may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data.  Certain securities are valued principally using dealer quotations.  These securities will generally be classified in level 2 of the fair value hierarchy.

Open-End Mutual Funds - Investments in open-end mutual funds are generally priced at the ending net asset value (NAV) provided by the service agent of the Funds and will be classified as level 1 securities.

Short-Term Securities - Short-term securities having a maturity of less than 60 days are valued at amortized cost, which approximates market value.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

Securities for which market quotations are not readily available or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events. Depending on the relative significance of the valuation inputs, these securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of July 31, 2012 (Unaudited):

	Level 1	Level 2	Level 3	Total

Exchange-Traded Funds	$9,471,851	$-	$-	$9,471,851
Open-End Funds	7,622,741	-	-	7,622,741
Short-Term Investments	165,218	-	-	165,218
Total Investments	$17,259,810	$-	$-	$17,259,810

Transfers between levels are recognized at the end of the reporting period. There were no transfers of securities between levels during the reporting period. During the nine months ended July 31, 2012, the Fund recognized no transfers to/from level 1 or level 2. There were no level 3 securities held in the Fund during the nine months ended July 31, 2012

ActivePassive Intermediate Taxable Bond Fund
SCHEDULE OF INVESTMENTS
July 31, 2012 (Unaudited)

	Principal	Fair
	Amount	Value
ASSET BACKED SECURITIES - 3.50%
Ally Auto Receivables Trust,
0.70%, 01/15/2015	$80,000	$80,172
0.71%, 09/15/2014	94,633	94,792
Carmax Auto Owner Trust,
0.59%, 03/16/2015	105,000	105,123
0.84%, 03/15/2017	90,000	90,416
Chrysler Financial Auto Securitization,
0.91%, 08/08/2013	41,974	42,003
2.82%, 01/15/2016	6,346	6,358
Ford Credit Auto Lease Trust, 0.63%, 04/15/2014 (b)	105,000	105,104
Honda Auto Receivables Owners Trust,
0.65%, 06/15/2013 (b)	6,545	6,546
0.94%, 03/18/2015 (b)	60,000	60,278
0.94%, 12/21/2016	70,000	70,399
Hyundai Auto Receivables Trust,
0.72%, 03/15/2016	45,000	45,171
2.03%, 08/15/2013	683	683
Mercedes-Benz Auto Receivables Trust, 0.85%, 03/16/2015 (b)	55,000	55,217
Nissan Auto Receivables Owners Trust, 0.46%, 10/17/2016 (b)	90,000	89,999
Toyota Auto Receivables Owners Trust
0.53%, 04/15/2014 (b)	73,644	73,682
0.98%, 10/15/2014	50,000	50,152
USAA Auto Owner Trust, 1.54%, 02/18/2014 (b)	129	129
World Financial Network Credit Card Master Fund, 1.76%, 05/15/2021 (d)	70,000	70,071
World Omni Auto Receivables Trust, 0.64%, 02/15/2017	65,000	65,145
TOTAL ASSET BACKED SECURITIES (Cost $1,108,825)		1,111,440

COLLATERALIZED MORTGAGE OBLIGATION -
PRIVATE MORTGAGE BACKED SECURITIES - 3.02%
Bank of America Commercial Mortage Inc., 4.857%, 07/10/2043 (b)	45,000	49,192
Bear Stearns Commercial Mortgage Securities,
4.933%, 02/13/2042 (b)	45,000	49,159
4.945%, 02/11/2041	9,846	9,861
5.537%, 10/12/2041	50,000	57,820
Citigroup Commercial Mortgage Trust, 5.462%, 10/15/2049	35,000	38,329
Commercial Mortgage Pass-Through Certificates, 3.288%, 12/10/2044 (b)	40,000	42,159
CS First Boston Mortgage Securities Co., 3.936%, 05/15/2038	34,893	35,408
GMAC Commercial Mortgage Securities Inc., 5.238%, 11/10/2045 (b)	75,000	82,004
GS Mortgage Securities Corp.,
3.482%, 01/12/2045	60,000	64,186
5.56%, 11/14/2039	70,000	80,429
LB-UBS Commercial Mortgage Trust,
4.794%, 07/15/2040	50,000	53,591
5.347%, 11/15/2038	45,000	51,258
Morgan Stanley Capital,
5.359%, 02/12/2044	38,154	38,160
5.398%, 06/15/2038 (b)	40,000	42,385
5.514%, 11/12/2049 (b)	45,000	52,097
5.92%, 08/12/2041 (b)	32,319	32,860
Wachovia Bank Commercial Mortgage Trust,
4.748%, 02/15/2041	77,728	81,626
5.308%, 11/15/2048	45,000	51,533
Wells Fargo Commercial Mortgage Trust, 3.667%, 11/18/2044	45,000	49,102
TOTAL COLLATERALIZED MORTGAGE OBLIGATION -
PRIVATE MORTGAGE BACKED SECURITIES (Cost $930,779)		961,159

CORPORATE BONDS - 12.28%
Accommodation & Food Services - 0.15%
Starbucks Corp., 6.25%, 08/15/2017	40,000	48,438
Finance & Insurance - 6.13%
AMB Property LP,
6.625%, 12/01/2019	10,000	12,029
7.50%, 06/30/2018	35,000	41,851
American International Group, Inc., 5.85%, 01/16/2018	20,000	22,550
Bank Of America Corp.,
5.75%, 08/15/2016	30,000	31,855
7.375%, 05/15/2014	55,000	59,701
7.625%, 06/01/2019	70,000	85,282
Barrick Gold Finance Co., 2.90%, 05/30/2016 (a)	50,000	52,607
BB&T Corp., 3.95%, 04/29/2016	70,000	76,957
Bear Stearns Cos. LLC, 6.40%, 10/02/2017	85,000	101,682
Bunge Limited Finance Corp., 4.10%, 03/15/2016	50,000	52,977
Caterpillar Financial Services Corp., 1.375%, 05/20/2014	50,000	50,787
Equity Residential, 5.125%, 03/15/2016	35,000	38,769
ERP Operating LP, 4.75%, 07/15/2020	30,000	33,949
First Horizon National Corp., 5.375%, 12/15/2015	45,000	48,076
General Electric Capital Corp.,
4.375%, 09/16/2020	85,000	94,107
5.40%, 02/15/2017	50,000	57,632
5.625%, 09/15/2017	15,000	17,670
Goldman Sachs Group, Inc.,
5.375%, 03/15/2020	70,000	74,770
5.75%, 10/01/2016	45,000	49,450

	Principal Amount	Fair Value

HCP, Inc., 5.375%, 02/01/2021	$50,000	$58,174
HSBC Finance Corp., 5.00%, 06/30/2015	70,000	75,215
Jefferies Group Inc., 5.125%, 04/13/2018	50,000	49,500
John Deere Capital Corp.,
0.95%, 06/29/2015	55,000	55,419
1.875%, 06/17/2013	50,000	50,643
Metlife, Inc.,
6.817%, 08/15/2018	40,000	49,559
7.717%, 02/15/2019	25,000	32,388
PNC Financial Services Group, Inc., 6.00%, 12/07/2017	35,000	41,318
Prudential Financial Inc., 5.15%, 01/15/2013	55,000	56,104
Royal Bank of Canada, 2.875%, 04/19/2016 (a)	50,000	53,102
The Charles Schwab Corp., 4.95%, 06/01/2014	55,000	59,118
Toyota Motor Credit Corp., 3.20%, 06/17/2015	55,000	58,878
UnitedHealth Group, Inc.,
4.70%, 02/15/2021	50,000	58,847
4.875%, 04/01/2013	45,000	46,293
Vornado Realty LP, 4.25%, 04/01/2015	45,000	47,712
Wachovia Corp., 5.75%, 06/15/2017	45,000	53,357
Wells Fargo & Co., 5.625%, 12/11/2017	85,000	101,039
		1,949,367
Information - 1.40%
Comcast Corp., 6.30%, 11/15/2017	65,000	79,964
Directv Holdings, 5.00%, 03/01/2021	85,000	97,529
Symantec Corp., 2.75%, 06/15/2017	55,000	55,810
Time Warner Cable, Inc., 4.00%, 09/01/2021	50,000	55,180
Verizon Communications, Inc., 5.50%, 02/15/2018	85,000	103,129
Vodafone Group Plc, 5.00%, 12/16/2013 (a)	50,000	53,000
		444,612
Management of Companies & Enterprises - 0.35%
BHP Billiton Finance Ltd., 1.00%, 02/24/2015 (a)	110,000	110,933
Manufacturing - 1.48%
ArcelorMittal,
9.00%, 02/15/2015 (a)	35,000	39,541
9.85%, 06/01/2019 (a)	40,000	48,132
Boeing Co., 3.50%, 02/15/2015	50,000	53,752
Coca Cola Enterprises, Inc.,
5.00%, 08/15/2013	25,000	26,163
7.375%, 03/03/2014	25,000	27,634
Conagra Foods, Inc., 5.875%, 04/15/2014	40,000	43,035
H.J. Heinz Co., 5.35%, 07/15/2013	45,000	47,045
Ingredion Inc., 3.20%, 11/01/2015	40,000	41,931
Pfizer Inc., 5.35%, 03/15/2015	45,000	50,585
The Dow Chemical Co., 7.60%, 05/15/2014	40,000	44,514
Valero Energy Corp., 9.375%, 03/15/2019	35,000	47,382
		469,714
Mining, Quarrying, Oil & Gas Extraction - 0.58%
Apache Corp., 3.25%, 04/15/2022	35,000	37,980
Ensco International Inc., 4.70%, 03/15/2021 (a)	40,000	44,951
Enterprise Products Operations LLC, 6.50%, 01/31/2019	40,000	49,035
Shell International, 4.00%, 03/21/2014 (a)	50,000	52,907
		184,873
Professional, Scientific & Technical Services - 0.18%
Electronic Data Systems Corp., 6.00%, 08/01/2013	55,000	57,659
Retail Trade - 0.94%
CVS Caremark Corp., 4.125%, 05/15/2021	80,000	90,428
Kroger Co., 2.20%, 01/15/2017	50,000	50,869
Nordstrom, Inc., 4.75%, 05/01/2020	45,000	52,726
Safeway, Inc., 6.35%, 08/15/2017	50,000	55,088
Target Corp., 1.125%, 07/18/2014	50,000	50,614
		299,725
Transportation & Warehousing - 0.17%
Boardwalk Pipelines LLC, 5.50%, 02/01/2017	50,000	55,237

Utilities - 0.90%
Alabama Power Co., 4.85%, 12/15/2012	40,000	40,655
Columbus Southern Power Co., 5.50%, 03/01/2013	50,000	51,413
Dominion Resources, Inc., 5.00%, 03/15/2013	45,000	46,219
Georgia Power Co., 3.00%, 04/15/2016	45,000	48,393
Peco Energy Co., 4.75%, 10/01/2012	45,000	45,319
Sempra Energy, 6.50%, 06/01/2016	45,000	53,575
		285,574
TOTAL CORPORATE BONDS (Cost $3,701,149)		3,906,132

MORTGAGE BACKED SECURITIES - 0.75%
FNMA, Pool 888763, 5.20%, 10/01/2037 (b)	76,362	81,144
FNMA, Pool 913253, 5.85%, 03/01/2037 (b)	44,647	47,760
FNMA, Pool 256638, 6.00%, 03/01/2037	43,372	47,953
FNMA, Pool 256749, 6.00%, 06/01/2037	24,717	27,328
FNMA, Pool 899717, 6.00%, 09/01/2037	30,762	34,011
TOTAL MORTGAGE BACKED SECURITIES (Cost $227,321)		238,196

	Principal Amount	Fair Value
U.S. GOVERNMENT AGENCY ISSUE - 5.00%
FAMCA, 6.71%, 07/28/2014	$20,000	$22,486
FHLMC, 1.00%, 08/27/2014	200,000	203,172
FHLMC, 1.00%, 03/08/2017	195,000	197,101
FNMA, 0.375%, 03/16/2015	340,000	340,402
FNMA, 1.625%, 10/26/2015	260,000	270,684
FNMA, 3.50%, 08/15/2040	510,000	541,238
GNMA, Pool 781468, 6.50%, 07/15/2032	5,019	5,855
GNMA, Pool 781159, 7.50%, 04/15/2030	3,967	4,866
GNMA, Pool 543435, 7.50%, 11/15/2030	357	365
GNMA, Pool 781187, 8.00%, 06/15/2030	1,289	1,463
TOTAL U.S. GOVERNMENT AGENCY ISSUE (Cost $1,571,497)		1,587,632

U.S. TREASURY OBLIGATIONS - 8.68%
U.S. Treasury Note,
0.25%, 04/30/2014	235,000	235,138
0.375%, 03/15/2015	435,000	436,325
1.00%, 03/31/2017	465,000	474,554
1.125%, 01/15/2021	99,804	116,678
2.625%, 01/31/2018	360,000	397,266
3.125%, 05/15/2021	955,000	1,100,265
TOTAL U.S. TREASURY OBLIGATIONS (Cost $2,731,322)		2,760,226

	Shares	Fair Value
EXCHANGE-TRADED FUNDS - 69.80%
Vanguard Total Bond Market ETF	260,362	$22,190,653
TOTAL EXCHANGE-TRADED FUNDS (Cost $20,768,593)		22,190,653

SHORT-TERM INVESTMENTS - 2.66%
Fidelity Institutional Money Market Portfolio - Institutional Class, 0.18%, (c)	535,357	535,357
STIC Prime Portfolio - Institutional Class, 0.08% (c)	308,978	308,978
TOTAL SHORT-TERM INVESTMENTS (Cost $844,335)		844,335
Total Investments (Cost $31,883,821) - 105.69%		33,599,773
Liabilities in Excess of Other Assets - (5.69%)		(1,808,306)
TOTAL NET ASSETS - 100.00%		$31,791,467

FOOTNOTES

Percentages are stated as a percent of net assets.

FAMCA Federal Agricultural Mortgage Corp.
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Assoc.
GNMA Government National Mortgage Assoc.
(a) Foreign Issued Security
(b) Variable rate securities, the coupon rate shown is the effective interest rate as of July 31, 2012.
(c) Rate shown is the 7-day yield as of July 31, 2012.
(d)
Securities for which market quotations are not readily available are fair valued following procedures approved by the Board of Trustees. Such values are approved on a quarterly basis by the Board of Trustee.  The total fair value of such securites at July 31,2012 is $70,071 which represents 0.22% of total net assets.

The cost basis of investments for federal income tax purposes at July 31, 2012 was as follows*:

Cost of investments	$31,919,568
Gross unrealized appreciation	1,745,574
Gross unrealized depreciation	(65,369)
Net unrealized depreciation	$1,680,205

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at theFund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

Summary of Fair Value Measurements at July 31, 2012 (Unaudited)

The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –
Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities - Equity securities, including common stocks, preferred stocks, foreign issued common stocks, exchange-traded funds, closed end mutual funds and real estate investment trusts or “REITs”, which are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices.  Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.  Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price.  Investments in open-end mutual funds are valued at their net asset value per share.  To the extent, these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Debt Securities – Debt securities, such as corporate bonds, asset backed securities, mortgage backed securities, municipal bonds, U.S. Treasuries and U.S. government agency issues are valued at market on the basis of valuations furnished by an independent pricing service which utilizes both dealer-supplied valuations and formula-based techniques.  The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer.  In addition, the model may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data.  Certain securities are valued principally using dealer quotations.  These securities will generally be classified in level 2 of the fair value hierarchy.

Open-End Mutual Funds - Investments in open-end mutual funds are generally priced at the ending net asset value (NAV) provided by the service agent of the Funds and will be classified as level 1 securities.

Short-Term Securities - Short-term securities having a maturity of less than 60 days are valued at amortized cost, which approximates market value.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

Securities for which market quotations are not readily available or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events. Depending on the relative significance of the valuation inputs, these securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of July 31, 2012 (Unaudited):

	Level 1	Level 2	Level 3	Total
Asset Backed Securities	$-	$1,111,440	$-	$1,111,440
Collateralized Mortgage Obligation - Private Mortgage Backed Securities	-	961,159	-	961,159
Corporate Bond Securities	-	3,906,132	-	3,906,132
Mortgage Backed Securities	-	238,196	-	238,196
U.S. Government Agency Issues	-	1,587,632	-	1,587,632
U.S. Treasury Obligations	-	2,760,226	-	2,760,226
Exchange-Traded Funds	22,190,653	-	-	22,190,653
Short-Term Investments	844,335	-	-	844,335
Total Investments	$23,034,988	$10,564,785	$-	$33,599,773

Transfers between levels are recognized at the end of the reporting period.  There were no transfers of securities between levels during the reporting period.  During the nine months ended July 31, 2012, the Fund recognized no transfers to/from level 1 or level 2. There were no level 3 securities held in the Fund during the nine months ended July 31, 2012.

ActivePassive Intermediate Municipal Bond Fund
SCHEDULE OF INVESTMENTS
July 31, 2012 (Unaudited)

	Principal	Fair
	Amount	Value
MUNICIPAL BONDS - 67.30%
Arizona - 1.20%
City of Phoenix Civic Improvement Corporation, 5.50%, 07/01/2018	$135,000	$168,203

California - 10.71%
California Health Facilities Financing Authority, 5.50%, 07/01/2025	200,000	228,756
San Francisco Bay Area Toll Authority, 5.00%, 04/01/2021	250,000	285,760
State of California Department of Water Resources, 5.00%, 05/01/2021	150,000	185,651
State of California Economic Recovery, 5.00%, 07/01/2020	150,000	183,900
State of California Various Purpose,
5.00%, 03/01/2026	300,000	329,286
5.25%, 04/01/2022	100,000	118,187
The Regents of the University of California Limited Project, 5.00%, 05/15/2021	150,000	172,815
		1,504,355
Colorado - 0.81%
Colorado Regional Transporation District, 5.00%, 12/01/2021	100,000	113,570

Florida - 6.95%
Florida State Turnpike Authority, 5.00%, 07/01/2020	150,000	157,806
Orlando Utilities Commission, 5.00%, 10/01/2019	250,000	309,198
State of Florida Board of Education,
5.00%, 06/01/2022	125,000	140,645
5.00%, 06/01/2023	300,000	367,974
		975,623
Illinois - 2.80%
State of Illinois, Build Illinois, 5.00%, 06/15/2022	200,000	238,312
University of Illinois, 5.50%, 04/01/2019	125,000	155,326
		393,638
Massachusetts - 3.67%
Massachusetts Bay Transportation Authority, 5.00%, 07/01/2024	400,000	514,848

Michigan - 4.55%
Michigan State Hospital Finance Authority, 5.00%, 11/15/2021	200,000	235,574
Michigan State Trunk Line Fund,
5.00%, 11/01/2018	200,000	233,978
5.00%, 09/01/2019	150,000	168,919
		638,471
New Hampshire - 2.62%
New Hampshire State Municipal Bond Bank, 5.00%, 08/15/2023	300,000	367,923

New Jersey - 7.47%
New Jersey Environmental Infrastructure, 5.00%, 09/01/2023	350,000	426,451
New Jersey State Transportation Trust Fund Authority,
5.25%, 06/15/2023	250,000	304,365
5.50%, 12/15/2022	250,000	317,850
		1,048,666
New York - 6.87%
City of New York General Obligation, 5.00%, 08/01/2022	400,000	477,676
New York City Transitional Finance Authority, 5.00%, 08/01/2020	105,000	121,540
New York State Dorm Authority, 5.00%, 05/15/2025	300,000	365,304
		964,520
North Carolina - 1.51%
North Carolina Eastern Municipal Power Agency, 5.25%, 01/01/2020	50,000	58,856
State of North Carolina Capital Improvement, 5.00%, 05/01/2021	125,000	153,771
		212,627
Oklahoma - 1.71%
Oklahoma Water Resources Board, 5.00%, 04/01/2022	200,000	240,418

Pennsylvania - 1.29%
State of Pennsylvania Higher Educational, 5.00%, 08/15/2024	150,000	181,023

South Carolina - 3.45%
Soth Carolina Renewable Water & Sewer, 5.00%, 01/01/2025	400,000	484,508

Texas - 8.40%
City of Houston Public Improvement, 5.00%, 03/01/2018	200,000	241,604
North Texas Tollway Authority, 5.00%, 09/01/2021	300,000	372,399
City of San Antonio Electric & Gas, 5.00%, 02/01/2021	150,000	174,368
Texas Public Finance Authority, 5.00%, 07/01/2019	200,000	217,296
University of Texas System Board of Regents, 5.00%, 08/15/2022	150,000	174,283
		1,179,950
Utah - 1.11%
Intermountain Power Agency of Utah, 5.25%, 07/01/2020	150,000	156,481

Washington - 2.18%
Port of Seattle Washington Revenue, 5.00%, 08/01/2024	250,000	306,457

TOTAL MUNICIPAL BONDS (Cost $8,627,086)		9,451,281

	Shares	Value
EXCHANGE-TRADED FUNDS - 51.98%
iShares S&P National AMT-Free Bond Fund	32,336	$3,623,960
SPDR Nuveen Barclays Capital Municipal Bond ETF	149,687	3,674,816
TOTAL EXCHANGE-TRADED FUNDS (Cost $6,570,381)		7,298,776

SHORT-TERM INVESTMENTS - 0.01%
Fidelity Institutional Tax-Exempt Portfolio - Institutional Class, 0.01% (a)	939	939
TOTAL SHORT-TERM INVESTMENTS (Cost $939)		939
Total Investments (Cost $15,198,406) - 119.29%		16,750,996
Liabilities in Excess of Other Assets - (19.29%)		(2,709,016)
TOTAL NET ASSETS - 100.00%		$14,041,980

FOOTNOTES

Percentages are stated as a percent of net assets.

(a)    Rate shown is the 7-day yield as of July 31, 2012.

The cost basis of investments for federal income tax purposes at July 31, 2012 was as follows*:

Cost of investments	$15,215,841
Gross unrealized appreciation	1,552,590
Gross unrealized depreciation	(17,435)
Net unrealized depreciation	$1,535,155

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

Summary of Fair Value Measurements at July 31, 2012 (Unaudited)

The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –
Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities - Equity securities, including common stocks, preferred stocks, foreign issued common stocks, exchange-traded funds, closed end mutual funds and real estate investment trusts or “REITs”, which are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices.  Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.  Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price.  Investments in open-end mutual funds are valued at their net asset value per share.  To the extent, these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Debt Securities – Debt securities, such as corporate bonds, asset backed securities, mortgage backed securities, municipal bonds, U.S. Treasuries and U.S. government agency issues are valued at market on the basis of valuations furnished by an independent pricing service which utilizes both dealer-supplied valuations and formula-based techniques.  The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer.  In addition, the model may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data.  Certain securities are valued principally using dealer quotations.  These securities will generally be classified in level 2 of the fair value hierarchy.

Open-End Mutual Funds - Investments in open-end mutual funds are generally priced at the ending net asset value (NAV) provided by the service agent of the Funds and will be classified as level 1 securities.

Short-Term Securities - Short-term securities having a maturity of less than 60 days are valued at amortized cost, which approximates market value.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

Securities for which market quotations are not readily available or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events. Depending on the relative significance of the valuation inputs, these securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of July 31, 2012 (Unaudited):

	Level 1	Level 2	Level 3	Total
Municipal Bonds
Arizona	$-	$168,203	$-	$168,203
California	-	1,504,355	-	1,504,355
Colorado	-	113,570	-	113,570
Florida	-	975,623	-	975,623
Illinois	-	393,638	-	393,638
Massachusetts	-	514,848	-	514,848
Michigan	-	638,471	-	638,471
New Hampshire	-	367,923	-	367,923
New Jersey	-	1,048,666	-	1,048,666
New York	-	964,520	-	964,520
North Carolina	-	212,627	-	212,627
Oklahoma	-	240,418	-	240,418
Pennsylvania	-	181,023	-	181,023
South Carolina	-	484,508	-	484,508
Texas	-	1,179,950	-	1,179,950
Utah	-	156,481	-	156,481
Washington	-	306,457	-	306,457
Total Municipal Bonds	$-	$9,451,281	$-	$9,451,281
Exchange-Traded Funds	7,298,776	-	-	7,298,776
Short-Term Investments	939	-	-	939
Total Investments	$7,299,715	$9,451,281	$-	$16,750,996

Transfers between levels are recognized at the end of the reporting period. There were no transfers of securities between levels during the reporting period. During the nine months ended July 31, 2012, the Fund recognized no transfers to/from level 1 or level 2. There were no level 3 securities held in the Fund during the nine months ended July 31, 2012.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)* /s/ Douglas G. Hess
   Douglas G. Hess, President

Date 09/27/2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Douglas G. Hess
   Douglas G. Hess, President

Date 09/27/2012

By (Signature and Title)* /s/ Cheryl L. King
   Cheryl L. King, Treasurer

Date  09/27/2012

* Print the name and title of each signing officer under his or her signature.